Note 17 - Related Parties - Summery of Outstanding Balances and Transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sale of marketable securities	$ 59,000
Repurchase of shares			$ 0	$ (32,695)	$ (146,068)
Receivables			713	35,187
Payables			24	483
Beijing OFY [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services			0	0	256
Keeneyes Future Holding Inc. [member]
Disclosure of transactions between related parties [line items]
Sale of marketable securities			0	7,800	0
Kunlun Tech Limited [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services			744	926	1,055
Sale of marketable securities			0	51,208	0
Purchases of goods and services			(615)	(1,361)	(5,737)
Share-based compensation			(2,872)	(6,450)	(1,865)
Sale of shares in Star X			0	0	83,468
Interest income on receivable from sale of Star X			165	1,556	1,285
Receivables			233	34,098
Payables			24	372
nHorizon Infinite [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services			0	42	543
Purchases of goods and services			0	(2,448)	(1,777)
Qifei International Development Co, Ltd [member]
Disclosure of transactions between related parties [line items]
Repurchase of shares		$ (128,600)	0	0	(128,563)
OPay [member]
Disclosure of transactions between related parties [line items]
Receivables			479	589
Payables			0	111
Wisdom Connection III Holding [member]
Disclosure of transactions between related parties [line items]
Receivables			0	500
Payables			0	0
Verda Ventures [Member]
Disclosure of transactions between related parties [line items]
Investment in units			$ 1,250	$ 0	$ 0